Expenses by Nature	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Expenses by Nature	Note 6 - Expenses by Nature
(Amounts in thousands, except per share and per unit data)
The following table provides a detail of the Group's expenses for the periods presented:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
LOE(a)	$98,511	$111,637	$213,078
Production taxes(b)	19,993	31,307	61,474
Midstream operating expense(c)	35,563	34,391	69,792
Transportation expense(d)	42,045	49,964	96,218
Total operating expense	$196,112	$227,299	$440,562
Depreciation and amortization	29,471	27,503	56,453
Depletion	89,749	87,533	168,093
Total depreciation, depletion and amortization	$119,220	$115,036	$224,546
Employees administrative costs and professional services(e)	40,482	38,497	78,659
Costs associated with acquisitions(f)	3,724	8,866	16,775
Other adjusting costs(g)	10,451	3,376	17,794
Non-cash equity compensation(h)	3,669	4,417	6,494
Total G&A	$58,326	$55,156	$119,722
Recurring allowance for credit losses(i)	—	—	8,478
Total expense	$373,658	$397,491	$793,308
Aggregate remuneration (including Directors):
Wages and salaries	$62,662	$61,135	$124,834
Payroll taxes	5,456	5,238	10,163
Benefits	14,778	12,560	31,912
Total employees and benefits expense	$82,896	$78,933	$166,909
(a)LOE includes costs incurred to maintain producing properties. Such costs include direct and contract labor, repairs and maintenance, water hauling, compression, automobile, insurance, and materials and supplies expenses.
(b)Production taxes include severance and property taxes. Severance taxes are generally paid on produced natural gas, NGLs and oil production at fixed rates established by federal, state, or local taxing authorities. Property taxes are generally based on the taxing jurisdictions’ valuation of the Group’s natural gas and oil properties and midstream assets.
(c)Midstream operating expenses are daily costs incurred to operate the Group’s owned midstream assets inclusive of employee and benefit expenses.
(d)Transportation expenses are daily costs incurred from third-party systems to gather, process and transport the Group’s natural gas, NGLs and oil.
(e)Employees, administrative costs and professional services includes payroll and benefits for the Group’s administrative and corporate staff, costs of maintaining administrative and corporate offices, costs of managing the Group’s production operations, franchise taxes, public company costs, fees for audit and other professional services and legal compliance.
(f)The Group generally incurs costs related to the integration of acquisitions, which will vary for each acquisition. For acquisitions considered to be a business combination, these costs include transaction costs directly associated with a successful acquisition transaction. These costs also include costs associated with transition service arrangements where the Group pays the seller of the acquired entity a fee to handle various G&A functions until the Group has fully integrated the assets onto its systems. In addition, these costs include costs related to integrating IT systems and consulting as well as internal workforce costs directly related to integrating acquisitions into the Group’s systems.
(g)Other adjusting costs include items that affect the comparability of results or that are not indicative of trends in the ongoing business. These costs consist of one time projects, contemplated transactions or financing arrangements, contract terminations, deal breakage and/or sourcing costs for acquisitions, and unused firm transportation.
(h)Non-cash equity compensation reflects the expense recognition related to share-based compensation provided to certain key members of the management team.
(i)Allowance for credit losses consists of the recognition and reversal of credit losses.